Parent Company Only Financial Information (Condensed Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Assets:
Total assets	¥ 253,661,077	¥ 230,559,276	¥ 215,202,514
LIABILITIES AND EQUITY
Total liabilities	240,909,633	219,617,296
Total shareholders' equity	12,205,040	10,608,795
Total liabilities and equity	253,661,077	230,559,276
MUFG [Member]
Assets:
Cash and interest-earning deposits with banking subsidiaries	130,338	127,303
Investments in subsidiaries and affiliated companies	14,439,803	12,849,434
Investments in subsidiaries and affiliated companies, Banking subsidiaries	11,104,470	10,394,347
Investments in subsidiaries and affiliated companies, Non-banking subsidiaries and affiliated companies	3,335,333	2,455,087
Other assets	64,808	56,435
Total assets	14,634,949	13,033,172
LIABILITIES AND EQUITY
Short-term borrowings from banking subsidiaries	1,917,647	1,873,336
Long-term debt from non-banking subsidiaries and affiliated companies	384,445	384,107
Long-term debt	78	59
Other liabilities	127,739	166,875
Total liabilities	2,429,909	2,424,377
Total shareholders' equity	12,205,040	10,608,795
Total liabilities and equity	¥ 14,634,949	¥ 13,033,172